General and administrative expenses (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) payment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Analysis of income and expense [abstract]
Short term employee benefits	$ 46,678,000	$ 10,841,000	$ 18,099,000
Share based compensation	20,397,000	22,931,000	28,506,000
Total employee benefit expenses	67,075,000	$ 33,772,000	$ 46,605,000
Key management personnel compensation, post- employment benefits [Abstract]
Material post retirement benefits for executive offices and directors	$ 0
Key management personnel compensation, post-employment benefits, number of payments | payment	1
Key management personnel compensation, post-employment benefits, amount of salary paid	2 months